THE SIMMS FUNDS

                                U.S. EQUITY FUND

                                 INTERNATIONAL
                                  EQUITY FUND

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2001

                     (SIMMS CAPITAL MANAGEMENT, INC. LOGO)
                                Global Investors

THE SIMMS FUNDS
REPORT FROM MANAGEMENT                                        JANUARY 15, 2002

Dear Shareholders,

COMMENTS:

Despite the welcomed rally in the final quarter, U.S. equity markets have experienced two sequential negative years, the first time since 1973-74. The impact of the first U.S. economic recession since 1990-91, was magnified by the horrible events of September 11th and the collapse of ENRON one of the ten largest U.S. companies that dissolved $61 billion of shareholder value in the largest bankruptcy in history (The Simms U.S. equity Fund has never owned Enron Shares). Only the Russell 2000 Index (small caps) gained 1% on the year. The NASDAQ had one of its most volatile years losing 21.1%, while growth stocks overall lost 21%. The EAFE Index had a second negative year (-21.4%), with JAPAN alone down 30% in U.S. Dollars. Five percent of the fall in EAFE index was due to the strength of the U.S. Dollar. Of the world markets, only RUSSIA, CHINA, TAIWAN and MEXICO had positive returns, and these countries are not included in EAFE. Even though the Federal Reserve lowered the Fed Funds Rate eleven times to a 40-year low, the 10-year Treasury Bond yield fell only 8 basis points reflecting the recovery bias.

THE U.S. EQUITY FUND:

All of the world's economies await the recovery in the UNITED STATES to solve their local problems. Driven by accelerating liquidity, with Fed easing of 475 basis points and other stimuli, e.g., tax cuts, bailouts, military spending, etc., the U.S. economy appears set to realize their expectations. The response in interest rate sensitive sectors, such as housing and autos, along with the revival of consumer sentiment and other leading indicators, have provided the basis for a spring-time recovery. A strong (3.5%) second half would result in an increase of 2.5% in GDP for the year, a modest recovery compared to growth approaching 8% in previous recoveries. This conservative estimate allows for a double dip during the year, and provides expectation that the recovery can be sustained in the years ahead.

On the other hand, the earnings recovery is expected to be more V-shaped (14-20%), producing S&P 500 Operating earnings of $50-$56. Such productivity increases can be accounted for by lower interest and energy costs, inventory rebuilding (rather than liquidation), a capital spending rebound, and a reduction in employment costs due to staff cuts and tougher negotiations of labor contracts.

The lack of pricing power is a threat, but low inflation (with strong earnings) creates an ideal environment for equities. During this recovery period, The U.S. Equity Fund is positioned with a well-balanced portfolio of growth stocks in the appropriate sectors, mainly diversified healthcare: JOHNSON & JOHNSON (4%), TENET HEALTHCARE (3%), PFIZER 4%; consumer cyclicals: BED, BATH & BEYOND (3%), LOWES (5%), BEST BUY (3%), FAMILY DOLLAR STORES (4%); and growth industrial: GE (4%), rounded out with specialty finance: MBNA (4%), CITIGROUP (3%), CONCORD EFS (5%), and select technology: MICROSOFT (5%), CHECKPOINT (3%), NVIDIA (4%), and ELECTRONIC DATA SYSTEMS (3%). Our overweight in financials and underweight in technology has kept us in line with the S&P 500 Index during this period, but modestly behind the Russell 1000 Growth Index. As the recovery progresses, we expect to selectively increase our exposure to technology and reduce financials.

THE INTERNATIONAL EQUITY FUND:

The U.S. economy is poised to recover and EUROPE is not far behind. Recent macroeconomic statistics suggest that the EUROPEAN economy is stabilizing and benefiting from solid stimulus. Consensus 2002 earnings per share growth is estimated to be 13%. Inflation is rapidly coming down to the 2% threshold set by the Central Bank. Long-term interest rates are on par with the U.S., and M3 growth has reached 8%. The basis for a stock market recovery is undeniable. Actually, the recovery already started in the last quarter of 2001. With valuations not unreasonable and profits recovering and growing, the region represents our largest allocation in relative terms.

The final conversion of the 12 old EUROPEAN currencies into the EURO has become a reality as consumers, and financial institutions are actually exchanging coins and notes for goods and services rendered. Of the fifteen members of the EUROPEAN community, only SWEDEN, DENMARK and the UK remain on the sidelines.
The transition seems to have been rather smooth and the Euro's success will likely generate more respect in the coming years. After all, the launch of the EURO is a major tour de force having very positive implications for the economies of the Old Continent. The EURO is currently undervalued on the basis of purchasing power parity and a strengthening bias would enhance equity returns in the region. Holdings include healthcare: SERONO (3%), ELAN (4%), FRESENIUS (4%) and CELLTECH (4%); financials: ING (3%), AXA (3%) and AEGON (4%), growth industrials: ADECCO (4%), AKZO NOBEL (4%), and L'AIR LIQUIDE (3%); and yes, TMT:
DASSAULT (2%), BUSINESS OBJECTS (4%), SAP (4%), NOKIA (4%) and STMICROELECTRONICS (4%). After the attack of September 11, we reinforced some positions and made new purchases including AEGON (4%), a large insurance company in the NETHERLANDS, that was oversold in the weeks following the attack, as well as SMITH AND NEPHEW (4%), a rapidly growing provider of orthopedic devices and services.

The BRITISH POUND is likely to be punished by the financial markets and the industrialists alike. There is now an unnecessary currency risk associated with investments in production facilities in GREAT BRITAIN. This will encourage multinationals to make direct investments in the EURO zone in preference to the UK. The resulting money flow is bound to be detrimental to the British currency. The British economy however has a life of its own. It should grow at 2.0% this year, well ahead of the 1.5% for the EU as a whole. Yet inflation, which has been the Achilles Heel of the British economy in the past, is forecast to remain at around 2%. VODAFONE (4%) and WPP (4%) are our largest holdings in the UNITED KINGDOM. We have sold PEARSONS PLC as the company seems over-leveraged and unlikely to outperform in the medium term.

JAPAN entered its third straight year of deflation and the ATTACK ON AMERICA has exacerbated weak economic conditions. Nominal GDP is estimated to be negative 0.9% for the fiscal year ending March 2002 after falling 2.5% in the current fiscal year. Led by the leading exporters (technology), earnings projections for the year ending March '02 have collapsed. Nomura forecasts profits for the 400 largest listed companies to decline by 37% for the year ending March '02. Business sentiment, as measured by the Tankan Survey, and consumer confidence continue to erode. PRIME MINISTER KOIZUMI'S announced structural changes, which will not allow for stimuli in the form of government spending, will cause more pain. An export-led recovery appears to be the only hope. The YEN remains under pressure but we are confident that the reserve and savings in JAPAN will protect the country from a catastrophic financial crisis. Nevertheless, a collapse of the YEN is not unimaginable.

We continue to be significantly underweight in JAPAN, holding only CANON (3%), and NTT DOCOMO (2%). We purchased OLYMPUS (2%), the world's leading producer of endoscopes and is also well positioned as a producer of digital cameras. ORIX (2%), which has performed better than the markets, has been sold because of the continuing threat and expanded exposure to the banking sector, as well as KYOCERA due to the conditions in technology.

In HONG KONG, we bought JOHNSON ELECTRIC (2%), a manufacturer of micro-motors and the market leader in this sector of the auto industry. We sold ASIA SATELLITE due to a lack of near term catalysts and poor earnings visibility. We also sold CHINA MOBILE due to slowing growth and increasing competition.

We maintain a very conservative attitude towards the EMERGING MARKETS. Our concerns include the recession in the U.S., the volatility in the MIDDLE EAST, the vulnerability of JAPAN, the biggest economic engine in the ASIA/PACIFIC REGION and the potential financial crisis in ARGENTINA.

In ARGENTINA, President Fernando de la Rua resigned on December 21st, continuing the pattern that most of his predecessors of the past seventy years have followed - resign or be overthrown by a military coup - leaving the country in disarray with no political consensus. Rarely do the leaders serve their complete term. De la Rua's successor, Rodriguez Saa, lasted less than a week due to continuation of social tensions and lack of support from peronist governors. Eduardo Dulahde has become the fifth president in two weeks. Perpetual problems include: 40% of Argentines do not pay their taxes, leaving the government always short of cash penalizing those who pay; the political system led by machine-led parties whose agendas are constantly shifting; and voters that always look for a quick fix. The 29% devaluation was expected. We have avoided LATIN AMERICA, but are reviewing WALMART DE MEXICO as a potential addition to the portfolio, given the relative stability of Mexico, our immediate neighbor to the South, and the resources and management skills of its U.S. partner WAL-MART.

ASIA EX-JAPAN has a mixed outlook for 2002. Policymakers generally appear to have found a successful combination of loosening monetary policy and aggressive fiscal stimulus. The region should be a big beneficiary of falling oil prices, and rebounding semiconductor prices should help the major technology exporters in KOREA and TAIWAN. The recovery, however, is likely to be more muted than past recoveries, given the more conservative attitude towards global IT spending. Growth in ASIA EX-JAPAN slowed to 3.5% in 2001 (0.8% excluding CHINA). The outlook is for 5.0% in 2002 (3.6% ex-CHINA), by far the fastest growing region. We continue to hold only two emerging markets stocks; KOREA TELECOM (2%) and TEVA PHARMACEUTICALS (3%), in ISRAEL.

SUMMARY:

As we enter the new year, the U.S. EQUITY FUND is positioned to reflect our Growth style and commitment to quality companies with high earnings growth rates (Forecast at 18.9%), high return on equity (20.3%), and reasonable valuations; PEs (26x), PEGs (1.02) compared to the markets. Growth stocks normally deliver superior results during periods of modest growth, low inflation and strong earnings. Growth stocks started to outperform Value stocks in June of 2001. We believe the trend will continue and expect the Fund to remain fully invested. In the INTERNATIONAL EQUITY FUND, the overweight of EUROPE and underweight of the UK, JAPAN and the EMERGING MARKETS reflect the macro conditions as well as the individual stock opportunities.

/s/Robert A. Simms

Robert A. Simms
President & CEO

/s/Thomas L. Melly

Thomas L. Melly
Principal,
Portfolio Manager

/s/Jennifer D. Miller

Jennifer D. Miller
Principal,
Portfolio Manager

/s/Herve van Caloen

Herve van Caloen
Principal,
Portfolio Manager

THE SIMMS FUNDS
U.S. EQUITY FUND

   SIMMS U.S. EQUITY FUND -- CLASS Y VS. S&P 500 INDEX GROWTH OF HYPOTHETICAL
                             $1,000,000 INVESTMENT

                                                                    Avg. Annual
         Total Return*<F2>                    Six     3 Year Avg.      Since
For the period ended December 31, 2001      Months       Annual      Inception
--------------------------------------      ------    -----------   -----------
Simms U.S. Equity Fund - Class Y (1)<F1>   (13.15%)     (2.26%)        0.58%
S&P 500 Index                               (5.56%)     (1.03%)        0.77%

(1)<F1>   December 11, 1998 inception.
  *<F2>   Past performance is not predictive of future performance.

        Date         Simms U.S. Equity -- Class Y         S&P 500 Index
        ----         ----------------------------         -------------
       12/98                  1,000,000                     1,000,000
        3/99                  1,199,000                     1,108,477
        6/99                  1,251,037                     1,186,608
        9/99                  1,231,020                     1,112,511
       12/99                  1,474,885                     1,278,044
        3/00                  1,542,287                     1,307,354
        6/00                  1,513,447                     1,272,625
        9/00                  1,569,141                     1,260,293
       12/00                  1,370,959                     1,161,681
        3/01                  1,147,904                     1,023,957
        6/01                  1,172,010                     1,083,885
        9/01                    923,778                       924,791
       12/01                  1,017,819                     1,023,607

   SIMMS U.S. EQUITY FUND -- CLASS A VS. S&P 500 INDEX GROWTH OF HYPOTHETICAL
                               $10,000 INVESTMENT

                                                                    Avg. Annual
         Total Return*<F4>                               Six           Since
For the period ended December 31, 2001                 Months        Inception
--------------------------------------                 ------       -----------
Simms U.S. Equity Fund - Class A No Load (1)<F3>      (13.46%)        (7.17%)
Simms U.S. Equity Fund - Class A (1)<F3>              (16.92%)        (8.58%)
S&P 500 Index                                          (5.56%)        (4.85%)

(1)<F3>   April 26, 1999 inception.
  *<F4>   Past performance is not predictive of future performance.

               Simms U.S. Equity _     Simms U.S. Equity --
     Date        Class A No Load             Class A             S&P 500 Index
     ----      -------------------     --------------------      -------------
      4/99            10,000                  9,600                  10,000
      6/99            10,246                  9,836                  10,144
      9/99            10,033                  9,632                   9,510
     12/99            12,007                 11,527                  10,925
      3/00            12,525                 12,024                  11,176
      6/00            12,271                 11,780                  10,879
      9/00            12,710                 12,202                  10,774
     12/00            11,093                 10,649                   9,931
      3/01             9,273                  8,902                   8,753
      6/01             9,461                  9,083                   9,266
      9/01             7,443                  7,145                   7,906
     12/01             8,187                  7,860                   8,750

THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND

     SIMMS INTERNATIONAL EQUITY FUND -- CLASS Y VS. MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX GROWTH OF HYPOTHETICAL $1,000,000 INVESTMENT

                                                                    Avg. Annual
         Total Return*<F6>                    Six     3 Year Avg.      Since
For the period ended December 31, 2001      Months       Annual      Inception
--------------------------------------      ------    -----------   -----------
Simms International Equity
  Fund - Class Y (1)<F5>                    (5.88%)     (0.72%)        0.73%
Morgan Stanley Capital
  International EAFE Index                  (7.28%)     (4.07%)       (2.97%)

(1)<F5>   December 11, 1998 inception.
  *<F6>   Past performance is not predictive of future performance.

                        Simms International           Morgan Stanley Capital
         Date            Equity -- Class Y           International EAFE Index
         ----            -----------------           ------------------------
        12/98                1,000,000                      1,000,000
         3/99                1,041,029                      1,056,418
         6/99                1,090,998                      1,103,852
         9/99                1,169,005                      1,142,155
        12/99                1,675,651                      1,345,801
         3/00                1,694,084                      1,348,493
         6/00                1,619,205                      1,287,406
         9/00                1,429,272                      1,176,947
        12/00                1,285,202                      1,132,223
         3/01                1,082,011                        986,845
         6/01                1,086,556                        983,490
         9/01                  893,692                        838,130
        12/01                1,022,652                        911,802

     SIMMS INTERNATIONAL EQUITY FUND -- CLASS A VS. MORGAN STANLEY CAPITAL
       INTERNATIONAL EAFE INDEX GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

                                                                    Avg. Annual
         Total Return*<F8>                               Six           Since
For the period ended December 31, 2001                 Months        Inception
--------------------------------------                 ------       -----------
Simms International Equity Fund _
  Class A No Load (1)<F7>                              (6.07%)        (1.55%)
Simms International Equity Fund _
  Class A (1)<F7>                                      (9.82%)        (2.93%)
Morgan Stanley Capital International EAFE Index        (7.28%)        (4.15%)

(1)<F7>   February 1, 1999 inception.
  *<F8>   Past performance is not predictive of future performance.

                                                             Morgan Stanley
           Simms International      Simms International   Capital International
 Date    Equity _ Class A No Load    Equity -- Class A         EAFE Index
 ----    ------------------------   -------------------   ---------------------
  2/99            10,000                   9,600                 10,000
  3/99             9,867                   9,472                 10,239
  6/99            10,323                   9,910                 10,699
  9/99            11,025                  10,584                 11,070
 12/99            15,779                  15,148                 13,044
  3/00            15,954                  15,316                 13,070
  6/00            15,223                  14,614                 12,478
  9/00            13,422                  12,885                 11,407
 12/00            12,056                  11,574                 10,974
  3/01            10,139                   9,733                  9,565
  6/01            10,171                   9,765                  9,532
  9/01             8,352                   8,018                  8,123
 12/01             9,554                   9,172                  8,837

THE SIMMS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)

                                                        U.S.      INTERNATIONAL
                                                    EQUITY FUND    EQUITY FUND
                                                    -----------    -----------
ASSETS
Investments in securities at market value
  (identified cost $8,089,914 and
  $32,819,996 respectively) (Note 2)                $ 9,142,003    $33,067,478
Receivable for investments sold                       1,704,018             --
Receivable from Adviser                                  32,280             --
Dividends and interest receivable                         6,905         12,029
Other assets                                             23,307         31,470
                                                    -----------    -----------
     Total assets                                    10,908,513     33,110,977
                                                    -----------    -----------

LIABILITIES
Capital shares repurchased                            2,932,900             --
Payable to Adviser                                           --          1,568
Payable for investments purchased                       294,369        243,934
Accrued expenses and other liabilities                   49,300         48,255
                                                    -----------    -----------
     Total liabilities                                3,276,569        293,757
                                                    -----------    -----------
NET ASSETS                                          $ 7,631,944    $32,817,220
                                                    -----------    -----------
                                                    -----------    -----------

NET ASSETS CONSIST OF:
Shares of beneficial interest                       $ 8,377,197    $37,575,089
Accumulated net realized loss on investments         (1,797,342)    (5,005,351)
Net unrealized appreciation on investments            1,052,089        247,482
                                                    -----------    -----------
     Net assets                                     $ 7,631,944    $32,817,220
                                                    -----------    -----------
                                                    -----------    -----------

CLASS A
Net assets                                             $461,216       $699,540
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                       50,497         79,332
Net asset value and redemption price per share            $9.13          $8.82
                                                          -----          -----
                                                          -----          -----
Maximum offering price per share                          $9.51          $9.19
                                                          -----          -----
                                                          -----          -----
CLASS Y
Net assets                                           $7,170,728    $32,117,680
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                      770,147      3,586,234
Net asset value, offering and
  redemption price per share                              $9.31          $8.96
                                                          -----          -----
                                                          -----          -----

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2001 (Unaudited)

                                                        U.S.      INTERNATIONAL
                                                    EQUITY FUND    EQUITY FUND
                                                    -----------    -----------
INVESTMENT INCOME:
     Dividends (net of foreign taxes withheld
       of $0 and $17,110, respectively)             $    31,094    $    88,885
     Interest                                            11,086         33,980
                                                    -----------    -----------
          Total investment income                        42,180        122,865
                                                    -----------    -----------

EXPENSES:
     Investment advisory fees                            38,402        155,305
     Shareholder servicing and accounting                31,060         42,323
     Professional fees                                   20,974         32,784
     Trustees' fees and expenses                          5,110          5,010
     Administration fees                                 22,585         22,585
     Reports to shareholders                              1,306          4,360
     Federal and state registration fees                 15,520         15,369
     Custody fees                                         3,976          5,547
     Insurance Fees                                       7,912         12,060
     Other                                                  184            404
     Distribution fees - Class A                          1,326          1,837
                                                    -----------    -----------
          Total expenses before reimbursements          148,355        297,584
     Less:  Reimbursements from Adviser                 (98,387)      (117,147)
                                                    -----------    -----------
     Net expenses                                        49,968        180,437
                                                    -----------    -----------

NET INVESTMENT LOSS                                      (7,788)       (57,572)
                                                    -----------    -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Realized loss on investments                    (1,614,192)    (2,320,146)
     Change in unrealized
       appreciation/depreciation on investments         132,019        374,717
                                                    -----------    -----------
     Net realized and unrealized
       loss on investments                           (1,482,173)    (1,945,429)
                                                    -----------    -----------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                         $(1,489,961)   $(2,003,001)
                                                    -----------    -----------
                                                    -----------    -----------

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              U.S. EQUITY FUND
                                                                 ------------------------------------------
                                                                 FOR SIX MONTHS ENDED
                                                                  DECEMBER 31, 2001          FOR YEAR ENDED
                                                                     (UNAUDITED)             JUNE 30, 2001
                                                                 --------------------        --------------
OPERATIONS:
     Net investment loss                                              $   (7,788)              $  (33,472)
     Net realized loss on investments                                 (1,614,192)                (386,932)
     Change in unrealized appreciation/depreciation
       on investments                                                    132,019               (1,568,894)
                                                                      ----------               ----------
          Net decrease in net assets
            resulting from operations                                 (1,489,961)              (1,989,298)
                                                                      ----------               ----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
     Net increase in net assets resulting from
       capital share transactions                                      1,784,327                  114,560
                                                                      ----------               ----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM
  NET REALIZED GAINS                                                          --                   (8,712)
                                                                      ----------               ----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM
  NET REALIZED GAINS                                                          --                 (152,115)
                                                                      ----------               ----------
          Total increase (decrease) in net assets                        294,366               (2,035,565)

NET ASSETS:
     Beginning of period                                               7,337,578                9,373,143
                                                                      ----------               ----------
     End of period                                                    $7,631,944               $7,337,578
                                                                      ----------               ----------
                                                                      ----------               ----------

                       See notes to financial statements

                                                                         INTERNATIONAL EQUITY FUND
                                                                 ------------------------------------------
                                                                 FOR SIX MONTHS ENDED
                                                                  DECEMBER 31, 2001          FOR YEAR ENDED
                                                                     (UNAUDITED)             JUNE 30, 2001
                                                                 --------------------        --------------
OPERATIONS:
   Net investment loss                                               $   (57,572)             $   (12,001)
   Net realized loss on investments                                   (2,320,146)              (2,710,871)
   Change in unrealized appreciation/depreciation
     on investments                                                      374,717               (3,668,539)
                                                                     -----------              -----------
        Net decrease in net assets
          resulting from operations                                   (2,003,001)              (6,391,411)
                                                                     -----------              -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets resulting from
     capital share transactions                                        1,269,750               26,301,323
                                                                     -----------              -----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                                      --                   (1,663)
   Net realized gains                                                         --                  (46,071)
                                                                     -----------              -----------
   Total distribution                                                         --                  (47,734)
                                                                     -----------              -----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM:
   Net investment income                                                      --                  (47,858)
   Net realized gains                                                         --               (1,326,221)
                                                                     -----------              -----------
   Total distribution                                                         --               (1,374,079)
                                                                     -----------              -----------

        Total increase (decrease) in net assets                         (733,251)              18,488,099

NET ASSETS:
   Beginning of period                                                33,550,471               15,062,372
                                                                     -----------              -----------
   End of period                                                     $32,817,220              $33,550,471
                                                                     -----------              -----------
                                                                     -----------              -----------

                       See notes to financial statements

THE SIMMS FUNDS
FINANCIAL HIGHLIGHTS

                                                                                U.S. EQUITY FUND -- CLASS A
                                                        ---------------------------------------------------------------------------
                                                         SIX MONTHS ENDED        YEAR             YEAR        APRIL 26, 1999(1)<F9>
                                                        DECEMBER 31, 2001       ENDED            ENDED               THROUGH
                                                           (UNAUDITED)      JUNE 30, 2001    JUNE 30, 2000        JUNE 30, 1999
                                                        -----------------   -------------    -------------    ---------------------
PER SHARE DATA:
Net asset value, beginning of period                          $10.55            $13.98           $12.50              $12.20
                                                              ------            ------           ------              ------
Income from investment operations:
     Net investment loss                                       (0.03)(3)<F11>    (0.06)(3)<F11>   (0.16)(2)<F10>      (0.02)(3)<F11>
     Net realized and unrealized
       gain (loss) on investments                              (1.39)            (3.10)            2.57                0.32
                                                              ------            ------           ------              ------
     Total from investment operations                          (1.42)            (3.16)            2.41                0.30
                                                              ------            ------           ------              ------
Less distributions from net realized gains                        --             (0.27)           (0.93)                 --
                                                              ------            ------           ------              ------
Net asset value, end of period                               $  9.13            $10.55           $13.98              $12.50
                                                              ------            ------           ------              ------
                                                              ------            ------           ------              ------
Total return(4)<F12>                                         (13.46%)(5)<F13>  (22.90%)          19.76%               2.46%(5)<F13>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                              $461,216          $591,880         $262,568                $983
     Ratio of expenses to average net assets before
       reimbursement by Adviser                                3.37%(6)<F14>     3.39%            3.88%               8.39%(6)<F14>
     Ratio of expenses to average net assets after
       reimbursement by Adviser                                1.45%(6)<F14>     1.45%            1.86%               2.06%(6)<F14>
     Ratio of net investment loss to average net assets
       before reimbursement by Adviser                        (2.55%)(6)<F14>   (2.81%)          (3.19%)             (7.38%)(6)<F14>
     Ratio of net investment loss to average net assets
       after reimbursement by Adviser                         (0.63%)(6)<F14>   (0.87%)          (1.17%)             (1.06%)(6)<F14>
     Portfolio turnover rate(7)<F15>                          67.50%            76.61%           50.31%              50.40%

(1)<F9> Commencement of sale of Class A shares occurred on April 26, 1999 for the U.S. Equity Fund.
(2)<F10> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F11> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F12> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(5)<F13>  Not annualized.
(6)<F14>  Annualized.
(7)<F15> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                                U.S. EQUITY FUND -- CLASS Y
                                                       -----------------------------------------------------------------------------
                                                        SIX MONTHS ENDED        YEAR             YEAR      DECEMBER 11, 1998(1)<F16>
                                                       DECEMBER 31, 2001       ENDED            ENDED               THROUGH
                                                          (UNAUDITED)      JUNE 30, 2001    JUNE 30, 2000        JUNE 30, 1999
                                                       -----------------   -------------    -------------  -------------------------
PER SHARE DATA:
Net asset value, beginning of period                         $10.72            $14.14           $12.51              $10.00
                                                             ------            ------           ------              ------
Income from investment operations:
   Net investment loss                                        (0.01)(3)<F18>    (0.05)(3)<F18>   (0.10)(2)<F17>      (0.03)(3)<F18>
   Net realized and unrealized
     gain (loss) on investments                               (1.40)            (3.10)            2.66                2.54
                                                             ------            ------           ------              ------
   Total from investment operations                           (1.41)            (3.15)            2.56                2.51
                                                             ------            ------           ------              ------
Less distributions from net realized gains                       --             (0.27)           (0.93)                 --
                                                             ------            ------           ------              ------
Net asset value, end of period                              $  9.31            $10.72           $14.14              $12.51
                                                             ------            ------           ------              ------
                                                             ------            ------           ------              ------
Total return                                                (13.15%)(4)       (22.56%)          20.98%              25.10%(4)
                                                                   <F19>                                                  <F19>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                             $7,170,728        $6,745,698       $9,110,575          $5,213,829
   Ratio of expenses to average net assets
     before reimbursement by Adviser                          2.87%(5)<F20>     2.89%            3.27%               5.59%(5)<F20>
   Ratio of expenses to average net assets
     after reimbursement by Adviser                           0.95%(5)<F20>     0.95%            1.25%               1.31%(5)<F20>
   Ratio of net investment loss to average net
     assets before reimbursement by Adviser                  (2.05%)(5)<F20>   (2.31%)          (2.58%)             (4.70%)(5)<F20>
   Ratio of net investment loss to average net
     assets after reimbursement by Adviser                   (0.13%)(5)<F20>   (0.37%)          (0.56%)             (0.42%)(5)<F20>
   Portfolio turnover rate(6)<F21>                           67.50%            76.61%           50.31%              50.40%

(1)<F16> Commencement of operations for Class Y shares occurred on December 11, 1998 for the U.S. Equity Fund.
(2)<F17> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F18> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F19>  Not annualized.
(5)<F20>  Annualized.
(6)<F21> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                             INTERNATIONAL EQUITY FUND -- CLASS A
                                                        ----------------------------------------------------------------------------
                                                         SIX MONTHS ENDED        YEAR             YEAR      FEBRUARY 1, 1999(1)<F22>
                                                        DECEMBER 31, 2001       ENDED            ENDED               THROUGH
                                                           (UNAUDITED)      JUNE 30, 2001    JUNE 30, 2000        JUNE 30, 1999
                                                        -----------------   -------------    -------------  ------------------------
PER SHARE DATA:
Net asset value, beginning of period                          $ 9.38            $15.64           $10.88              $10.54
                                                              ------            ------           ------              ------
Income from investment operations:
   Net investment income (loss)                                (0.04)(2)<F23>    (0.06)(3)<F24>   (0.19)(3)<F24>       0.00
   Net realized and unrealized
     gain (loss) on investments                                (0.52)            (4.95)            5.32                0.34
                                                              ------            ------           ------              ------
   Total from investment operations                            (0.56)            (5.01)            5.13                0.34
                                                              ------            ------           ------              ------
Less distributions:
   Dividends in excess of
     net investment income                                        --             (0.04)              --                  --
   Distributions from net realized gains                          --             (1.21)           (0.37)                 --
                                                              ------            ------           ------              ------
   Total distributions                                            --             (1.25)           (0.37)                 --
                                                              ------            ------           ------              ------
Net asset value, end of period                                $ 8.82            $ 9.38           $15.64              $10.88
                                                              ------            ------           ------              ------
                                                              ------            ------           ------              ------
Total return(4)<F25>                                          (6.07%)(5)       (33.26%)          47.48%               3.23%(5)
                                                                    <F26>                                                  <F26>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                $699,540          $675,834         $608,550            $160,421
   Ratio of expenses to average net assets
     before reimbursement by Adviser                           2.40%(6)<F27>     2.78%            3.42%               6.54%(6)<F27>
   Ratio of expenses to average net assets
     after reimbursement by Adviser                            1.65%(6)<F27>     1.65%            2.20%               2.38%(6)<F27>
   Ratio of net investment loss to average net
     assets before reimbursement by Adviser                   (1.61%)(6)<F27>   (1.68%)          (2.56%)             (4.14%)(6)<F27>
   Ratio of net investment income (loss)
     to average net assets after
     reimbursement by Adviser                                 (0.86%)(6)<F27>   (0.55%)          (1.34%)              0.02%(6)<F27>
   Portfolio turnover rate(7)<F28>                            32.58%           100.02%           88.41%              49.48%

(1)<F22> Commencement of sale of Class A shares occurred on February 1, 1999 for the International Equity Fund.
(2)<F23> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F24> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(4)<F25> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(5)<F26>  Not annualized.
(6)<F27>  Annualized.
(7)<F28> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                            INTERNATIONAL EQUITY FUND -- CLASS Y
                                                       -----------------------------------------------------------------------------
                                                        SIX MONTHS ENDED        YEAR             YEAR      DECEMBER 11, 1998(1)<F29>
                                                       DECEMBER 31, 2001       ENDED            ENDED               THROUGH
                                                          (UNAUDITED)      JUNE 30, 2001    JUNE 30, 2000        JUNE 30, 1999
                                                       -----------------   -------------    -------------    ---------------------
PER SHARE DATA:
Net asset value, beginning of period                         $ 9.52            $15.77           $10.91              $10.00
                                                             ------            ------           ------              ------
Income from investment operations:
   Net investment income (loss)                               (0.02)(2)<F30>    (0.01)(3)<F31>   (0.15)(3)<F31>       0.03
   Net realized and unrealized
     gain (loss) on investments                               (0.54)            (4.99)            5.39                0.88
                                                             ------            ------           ------              ------
   Total from investment operations                           (0.56)            (5.00)            5.24                0.91
                                                             ------            ------           ------              ------
Less distributions:
   Dividends in excess of
     net investment income                                       --             (0.04)           (0.01)                 --
   Distributions from net realized gains                         --             (1.21)           (0.37)                 --
                                                             ------            ------           ------              ------
   Total distributions                                           --             (1.25)           (0.38)                 --
                                                             ------            ------           ------              ------
Net asset value, end of period                               $ 8.96            $ 9.52           $15.77              $10.91
                                                             ------            ------           ------              ------
                                                             ------            ------           ------              ------
Total return                                                 (5.88%)(4)       (32.90%)          48.41%               9.10%(4)
                                                                   <F32>                                                  <F32>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                            $32,117,680       $32,874,637      $14,453,822          $5,353,859
   Ratio of expenses to average net assets
     before reimbursement by Adviser                          1.90%(5)<F33>     2.28%            2.78%               5.52%(5)<F33>
   Ratio of expenses to average net assets
     after reimbursement by Adviser                           1.15%(5)<F33>     1.15%            1.56%               1.63%(5)<F33>
   Ratio of net investment loss to average net
     assets before reimbursement by Adviser                  (1.11%)(5)<F33>   (1.18%)          (1.92%)             (3.48%)(5)<F33>
   Ratio of net investment income (loss)
     to average net assets after
     reimbursement by Adviser                                (0.36%)(5)<F33>   (0.05%)          (0.70%)              0.42%(5)<F33>
   Portfolio turnover rate(6)<F34>                           32.58%           100.02%           88.41%              49.48%

(1)<F29> Commencement of operations for Class Y shares occurred on December 11, 1998 for the International Equity Fund.
(2)<F30> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book tax differences.
(3)<F31> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(4)<F32>  Not annualized.
(5)<F33>  Annualized.
(6)<F34> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

THE SIMMS FUNDS
U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2001 (Unaudited)

  SHARES                                                               VALUE
  ------                                                               -----

             COMMON STOCKS -- 113.1%

             BUSINESS SERVICES -- 13.4%
    3,780    Electronic Data
               Systems Corporation                                  $  259,119
    4,510    Omnicom Group Inc.                                        402,969
    8,470    TMP Worldwide Inc.*<F35>                                  363,363
                                                                    ----------
                                                                     1,025,451
                                                                    ----------

             COMMUNICATIONS & MEDIA -- 3.7%
    8,700    AOL Time Warner Inc.*<F35>                                279,270
                                                                    ----------

             DRUGS -- 5.0%
    9,657    Pfizer Inc.                                               384,831
                                                                    ----------

             ELECTRICAL EQUIPMENT -- 4.6%
    8,740    General Electric Company                                  350,299
                                                                    ----------

             ELECTRONICS -- 4.8%
    5,460    NVIDIA Corporation*<F35>                                  365,274
                                                                    ----------

             FINANCIAL SERVICES -- 17.6%
    5,493    Citigroup Inc.                                            277,287
   12,870    Concord EFS, Inc.*<F35>                                   421,880
    4,040    Fannie Mae                                                321,180
    9,137    MBNA Corporation                                          321,622
                                                                    ----------
                                                                     1,341,969
                                                                    ----------

             HEALTH CARE SERVICES
               & SUPPLIES -- 18.6%
    4,770    Bristol-Myers Squibb Company                              243,270
    4,350    Cardinal Health, Inc.                                     281,271
    6,064    Johnson & Johnson                                         358,382
    4,830    Stryker Corporation                                       281,927
    4,310    Tenet Healthcare Corporation*<F35>                        253,083
                                                                    ----------
                                                                     1,417,933
                                                                    ----------

             INSURANCE -- 7.9%
   10,320    AFLAC Incorporated                                        253,459
    4,980    UnitedHealth
               Group Incorporated                                      352,435
                                                                    ----------
                                                                       605,894
                                                                    ----------

             INTERNET SERVICES -- 3.9%
    7,380    Check Point Software
               Technologies Ltd.^<F36>*<F35>                           294,388
                                                                    ----------

             MULTI-INDUSTRY -- 5.7%
    7,350    Tyco International Ltd.^<F36>                             432,915
                                                                    ----------

             RETAIL -- 18.5%
    9,990    Bed Bath & Beyond Inc.*<F35>                              338,661
    3,780    Best Buy Co., Inc.*<F35>                                  281,534
   12,930    Family Dollar Stores, Inc.                                387,641
    8,710    Lowe's Companies, Inc.                                    404,231
                                                                    ----------
                                                                     1,412,067
                                                                    ----------

             SOFTWARE -- 5.9%
    6,850    Microsoft Corporation*<F35>                               453,813
                                                                    ----------

             TRANSPORTATION -- 3.5%
    4,980    Harley-Davidson, Inc.                                     270,464
                                                                    ----------

             TOTAL COMMON STOCKS
               (Cost $7,582,479)                                     8,634,568
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 6.7%

             VARIABLE RATE DEMAND NOTES #<F37> -- 6.7%
 $183,182    American  Family Financial
               Services, Inc., 1.6531%                                 183,182
   73,054    Firstar Bank, N.A., 1.6756%                                73,054
  119,539    Wisconsin Corporate Central
               Credit Union, 1.5956%                                   119,539
  131,660    Wisconsin Electric
               Power Company, 1.6531%                                  131,660
                                                                    ----------

             TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $507,435)                                         507,435
                                                                    ----------

             TOTAL INVESTMENTS
               (COST $8,089,914) -- 119.8%                           9,142,003
                                                                    ----------

             LIABILITIES,  LESS OTHER
               ASSETS -- (19.8)%                                    (1,510,059)
                                                                    ----------

             TOTAL NET ASSETS -- 100.0%                             $7,631,944
                                                                    ----------
                                                                    ----------

 *<F35>   Non-income producing security.
 ^<F36>   Foreign security.
 #<F37> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 2001.

                       See notes to financial statements

THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2001 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----

             COMMON STOCKS -- 92.0%

             FINLAND -- 3.9%

             TELECOMMUNICATIONS -- 3.9%
    52,520   Nokia Oyj - ADR, Class A                              $ 1,288,316
                                                                   -----------
                 Total Finland                                       1,288,316
                                                                   -----------

             FRANCE -- 11.4%

             CHEMICALS -- 2.9%
    33,540   L'Air Liquide SA - ADR                                    940,086
                                                                   -----------

             FINANCIAL SERVICES -- 3.3%
    51,770   Axa - ADR                                               1,088,205
                                                                   -----------

             SOFTWARE -- 5.2%
    36,540   Business Objects
               S.A. - ADR*<F38>                                      1,235,052
    10,585   Dassault Systemes
               S.A. - ADR                                              492,308
                                                                   -----------
                                                                     1,727,360
                                                                   -----------
                 Total France                                        3,755,651
                                                                   -----------

             GERMANY -- 7.8%

             MEDICAL PRODUCTS -- 3.9%
    63,840   Frensenius Medical
               Care AG - ADR                                         1,274,885
                                                                   -----------

             SOFTWARE -- 3.9%
    39,980   SAP AG - ADR                                            1,276,561
                                                                   -----------
                 Total Germany                                       2,551,446
                                                                   -----------

             HONG KONG -- 2.1%

             ELECTRONICS -- 2.1%
    64,900   Johnson Electric Holdings
               Limited - ADR                                           682,469
                                                                   -----------
                 Total Hong Kong                                       682,469
                                                                   -----------

             IRELAND -- 3.6%

             DRUGS -- 3.6%
    26,010   Elan Corporation PLC - ADR*<F38>                        1,172,011
                                                                   -----------
                 Total Ireland                                       1,172,011
                                                                   -----------

             ISRAEL -- 3.1%

             DRUGS -- 3.1%
    16,550   Teva Pharmaceutical
               Industries Ltd. - ADR                                 1,019,977
                                                                   -----------
                 Total Israel                                        1,019,977
                                                                   -----------

             ITALY -- 3.3%

             OPTICAL SUPPLIES -- 3.3%
    65,490   Luxottica Group SpA - ADR                               1,079,275
                                                                   -----------
                 Total Italy                                         1,079,275
                                                                   -----------

             JAPAN -- 9.1%

             ELECTRONICS -- 4.7%
    25,380   Canon Inc. - ADR                                          889,823
    46,000   OLYMPUS OPTICAL CO.,
               LTD. - ADR                                              660,100
                                                                   -----------
                                                                     1,549,923
                                                                   -----------

             FINANCIAL SERVICES -- 2.0%
    14,736   Orix Corporation - ADR                                    657,815
                                                                   -----------

             TELECOMMUNICATIONS -- 2.4%
    13,050   NTT DoCoMo, Inc. - ADR                                    766,710
                                                                   -----------
                 Total Japan                                         2,974,448
                                                                   -----------

             NETHERLANDS -- 23.5%

             CHEMICALS -- 3.8%
    27,490   Akzo Nobel N.V. - ADR                                   1,232,926
                                                                   -----------

             ELECTRONICS -- 3.7%
    38,500   STMicroelectronics N.V. - NYS                           1,219,295
                                                                   -----------

             FINANCIAL SERVICES -- 6.8%
    45,890   Aegon N.V. - ARS                                        1,228,475
    38,940   ING Groep N.V. - ADR                                      991,023
                                                                   -----------
                                                                     2,219,498
                                                                   -----------

             FOOD, BEVERAGES & TOBACCO -- 4.5%
    50,595   Koninklijke Ahold N.V. - ADR                            1,486,987
                                                                   -----------

             TRANSPORTATION -- 4.7%
    72,495   TPG NV - ADR                                            1,551,393
                                                                   -----------
                 Total Netherlands                                   7,710,099
                                                                   -----------

             SOUTH KOREA -- 2.1%

             TELECOMMUNICATIONS -- 2.1%
    33,620   Korea Telecom
               Corporation - ADR                                       683,495
                                                                   -----------
                 Total South Korea                                     683,495
                                                                   -----------

             SWITZERLAND -- 6.6%

             BUSINESS SERVICES -- 3.7%
    91,370   Adecco S.A. - ADR                                       1,233,495
                                                                   -----------

             MEDICAL PRODUCTS -- 2.9%
    42,480   Serono SA - ADR                                           942,631
                                                                   -----------

                 Total Switzerland                                   2,176,126
                                                                   -----------

             UNITED KINGDOM -- 15.5%

             BIOTECHNOLOGY -- 3.7%
    48,650   Celltech Group PLC - ADR*<F38>                          1,216,737
                                                                   -----------

             BUSINESS SERVICES -- 4.2%
    25,410   WPP Group PLC - ADR                                     1,369,599
                                                                   -----------

             MEDICAL PRODUCTS -- 3.9%
    21,400   Smith & Nephew PLC - ADR                                1,301,120
                                                                   -----------

             TELECOMMUNICATIONS -- 3.7%
    47,040   Vodafone Group PLC - ADR                                1,207,987
                                                                   -----------
                 Total United Kingdom                                5,095,443
                                                                   -----------
             TOTAL COMMON STOCKS
               (Cost $29,941,274)                                   30,188,756
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 8.8%

             VARIABLE RATE DEMAND NOTES #<F39> -- 8.8%
$  766,288   American Family Financial
               Services, Inc., 1.6531%                                 766,288
 1,293,265   Firstar Bank, N.A., 1.6756%                             1,293,265
   464,423   Wisconsin Corporate Central
               Credit Union, 1.5956%                                   464,423
   354,746   Wisconsin Electric Power
               Company, 1.6531%                                        354,746
                                                                   -----------
             TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $2,878,722)                                     2,878,722
                                                                   -----------
             TOTAL INVESTMENTS
               (COST $32,819,996) --
               100.8%                                               33,067,478
                                                                   -----------
             LIABILITIES LESS, OTHER
               ASSETS -- (0.8%)                                       (250,258)
                                                                   -----------
             TOTAL NET ASSETS -- 100.0%                            $32,817,220
                                                                   -----------
                                                                   -----------

 *<F38>   Non-income producing security.
 #<F39> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 2001.
ADR - American Depository Receipts
ARS - American Regular Shares
NYS - New York Shares

                       See notes to financial statements

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2001 (Unaudited)

NOTE 1 -- DESCRIPTION OF FUNDS

The Simms Funds (the "Trust") was organized as a Delaware business trust on July 1, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust issues its shares in series, with each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the U.S. Equity Fund and the International Equity Fund (collectively referred to as the "Funds"). Pursuant to the 1940 Act, each Fund is a "diversified" series of the Trust.

The U.S. Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the common stock of U.S. companies with large market capitalizations, including multinational companies. The Fund may also invest in convertible securities and preferred stock of U.S. companies.

The International Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of foreign companies with large market capitalizations, including multinational companies. The Fund invests primarily in ADRs and may also invest directly in U.S. and non-U.S. dollar-denominated equity securities of foreign companies.

Each Fund has issued two classes of shares: Class A and Class Y. Class A shares were initially sold on April 26, 1999 and February 1, 1999, for the U.S. Equity Fund and International Equity Fund, respectively. The Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus, and expenses pursuant to the distribution and shareholder servicing plans described in Notes 7 and 8. The maximum sales charge is 4% of the offering price.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

   a) Investment Valuation -- Investment securities traded on a national securities exchange or NASDAQ are valued at the last reported sales price at the end of trading, normally 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter, other than those traded through NASDAQ, are valued at the mean between the last bid and asked prices. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflect their fair value.

   b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

   c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   d) Distributions to Shareholders -- The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

   e) Federal Income Taxes -- The Funds' intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of each Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) Foreign Securities -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 3 -- FORMATION AND REORGANIZATION

On December 11, 1998, all of the assets and liabilities of the Simms Partners (U.S.) L.P. and the Simms Partners (International) L.P. (the "Partnerships") were transferred to the U.S. Equity Fund and International Equity Fund, respectively, in a reorganization (the "Reorganization"). The Reorganization was considered a tax-free exchange and no gain or loss was recognized by the Partnerships on the transfer of their assets to the respective Funds. The U.S. Equity Fund and International Equity Fund retain the basis and holding periods of the assets transferred from the Partnerships for tax purposes. The market value of assets on the day of transfer of $3,333,389 for the U.S. Equity Fund and $4,221,506 for the International Equity Fund became the cost basis for financial reporting purposes for the respective Funds. On the same day the tax basis of securities held for the U.S. Equity Fund and the International Equity Fund was $1,096,452 and $825,707 lower than their basis for financial reporting purposes, respectively. On December 31, 2001, the tax basis of the remaining securities held by the U.S. Equity Fund and the International Equity Fund was $217,364 and $242,968 lower than their basis for financial reporting purposes, respectively.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

At December 31, 2001, each Fund had an unlimited number of shares of beneficial interest authorized with no par value.

The following table summarizes the capital share transactions of each class of shares for each Fund:

                                                   U.S.                       INTERNATIONAL
                                               EQUITY FUND                     EQUITY FUND
                                           --------------------          -----------------------
                                             SIX MONTHS ENDED                SIX MONTHS ENDED
                                            DECEMBER 31, 2001               DECEMBER 31, 2001
                                           --------------------          -----------------------
CLASS A                                    SHARES        AMOUNT          SHARES           AMOUNT
                                           ------        ------          ------           ------
Sales                                        1,799     $   14,282         465,359      $ 4,112,946
Redemptions                                 (7,421)       (68,344)       (458,043)      (4,034,416)
                                          --------     ----------       ---------      -----------
Net increase (decrease)                     (5,622)    $  (54,062)          7,316      $    78,530
                                          --------     ----------       ---------      -----------
                                                       ----------                      -----------

SHARES OUTSTANDING:
Beginning of period                         56,119                         72,016
                                          --------                      ---------
End of period                               50,497                         79,332
                                          --------                      ---------
                                          --------                      ---------

CLASS Y
Sales                                      469,658     $4,882,902         159,623      $ 1,405,175
Redemptions                               (328,715)    (3,044,513)        (25,799)        (213,955)
                                          --------     ----------       ---------      -----------
Net increase                               140,943     $1,838,389         133,824      $ 1,191,220
                                          --------     ----------       ---------      -----------
                                                       ----------                      -----------

SHARES OUTSTANDING:
Beginning of period                        629,204                      3,452,410
                                          --------                      ---------
End of period                              770,147                      3,586,234
                                          --------                      ---------
                                          --------                      ---------
Total net increase                                     $1,784,327                      $ 1,269,750
                                                       ----------                      -----------
                                                       ----------                      -----------

                                                   U.S.                       INTERNATIONAL
                                               EQUITY FUND                     EQUITY FUND
                                           --------------------          -----------------------
                                                YEAR ENDED                      YEAR ENDED
                                              JUNE 30, 2001                   JUNE 30, 2001
                                           --------------------          -----------------------
CLASS A                                    SHARES        AMOUNT          SHARES           AMOUNT
                                           ------        ------          ------           ------
Sales                                       41,002     $  510,783          37,331      $   398,486
Reinvested distributions                       704          8,712           4,289           47,733
Redemptions                                 (4,367)       (54,852)         (8,515)        (109,240)
                                          --------     ----------       ---------      -----------
Net increase                                37,339     $  464,643          33,105      $   336,979
                                          --------     ----------       ---------      -----------
                                                       ----------                      -----------

SHARES OUTSTANDING:
Beginning of period                         18,780                         38,911
                                          --------                      ---------
End of period                               56,119                         72,016
                                          --------                      ---------
                                          --------                      ---------

CLASS Y
Sales                                      239,172     $2,784,882       2,962,002      $30,247,728
Reinvested distributions                     9,987        125,237         110,874        1,248,442
Redemptions                               (264,331)    (3,260,202)       (537,159)      (5,531,826)
                                          --------     ----------       ---------      -----------
Net increase (decrease)                    (15,172)    $ (350,083)      2,535,717      $25,964,344
                                          --------     ----------       ---------      -----------
                                                       ----------                      -----------

SHARES OUTSTANDING:
Beginning of period                        644,376                        916,693
                                          --------                      ---------
End of period                              629,204                      3,452,410
                                          --------                      ---------
                                          --------                      ---------
Total net increase                                     $  114,560                      $26,301,323
                                                       ----------                      -----------
                                                       ----------                      -----------

NOTE 5 -- INVESTMENT TRANSACTIONS

During the six months ended December 31, 2001 for the U.S. Equity Fund and International Equity Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                 U.S.           INTERNATIONAL
                             EQUITY FUND         EQUITY FUND
                             -----------        -------------
Purchases                     $9,366,477          $9,944,304
Sales                         $6,035,260          $9,385,943

The following information for the Funds is as of December 31, 2001:

                             COST FOR FEDERAL          TAX BASIS              TAX BASIS         TAX BASIS
                                INCOME TAX           NET UNREALIZED       GROSS UNREALIZED   GROSS UNREALIZED
                                 PURPOSES      APPRECIATION/DEPRECIATION    APPRECIATION       DEPRECIATION
                             ----------------   ------------------------  ----------------   ----------------
U.S. Equity Fund                $ 7,919,022            $1,222,982            $1,579,389        $  (356,407)
International Equity Fund       $33,176,968            $(109,490)            $2,498,785        $(2,608,275)

At June 30, 2001, the U.S. Equity Fund and International Equity Fund had accumulated net realized capital loss carryovers of $75,244 and $492,813, respectively, expiring in 2009. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryover for the Funds. In addition, the International Equity Fund realized, on a tax basis, post-October losses through June 30, 2001 of $1,129,980, which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 6 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with Simms Capital Management, Inc. (the "Adviser"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the U.S. Equity Fund and 1.00% of the International Equity Funds' average daily net assets.

The Adviser has agreed to reimburse and/or absorb the Funds' advisory, organization and other expenses, to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts until at least October 31, 2002:

                                       CLASS A          CLASS Y
                                       -------          -------
U.S. Equity Fund                        1.45%            0.95%
International Equity Fund               1.65%            1.15%

To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek payment of such amounts for two years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed. For the period ended December 31, 2001, the Adviser reimbursed/absorbed expenses of $98,387 and $117,147 for the U.S. Equity and International Equity Funds, respectively. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                               U.S.             INTERNATIONAL
YEAR OF EXPIRATION          EQUITY FUND          EQUITY FUND
------------------          -----------         -------------
6/30/2002                    $148,181              $145,224
6/30/2003                    $162,721              $197,982

Firstar Mutual Fund Services, LLC (name change to U.S. Bancorp Fund Services, LLC effective January 1, 2002) serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank, N.A. (name change to U.S. Bank, N.A. effective January 1, 2002) serves as custodian for the Funds.

NOTE 7 -- DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that each Fund's Class A shares may pay distribution fees of up to 0.50% of the average daily net assets to T.O. Richardson Securities, Inc. (the "Distributor"). Payments under the 12b-1 Plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Fund's Class A shares. The U.S. Equity Fund and International Equity Fund incurred $1,326 and $1,837 in fees pursuant to the 12b-1 Plan for the six months ended December 31, 2001.

NOTE 8 -- SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a shareholder servicing plan. Under the shareholder servicing plan, Class A shares may pay financial institutions, including affiliates of the Adviser, a fee of 0.25% of its average daily net assets for services relating to maintenance of investor accounts, including liaisons with investors. The Board of Trustees voted to eliminate the shareholder servicing plan fee effective February 25, 2000.

                     (SIMMS CAPITAL MANAGEMENT, INC. LOGO)
                                Global Investors

                                THE SIMMS FUNDS
            55 RAILROAD AVENUE        GREENWICH, CONNECTICUT 06830
            1-877-GET-SIMS                        (1-877-438-7467)

                               BOARD OF TRUSTEES
            Robert A. Simms, Sr.           Michael A. McManus, Jr.
            Beverly W. Aisenbrey                   Thomas L. Melly
            Arthur S. Bahr                      Arthur O. Poltrack
            Gen. Robert E. Kelley

                               INVESTMENT ADVISER
                            Simms Capital Management
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830

         ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT
                       Firstar Mutual Fund Services, LLC
   (name change to U.S. Bancorp Fund Services, LLC effective January 1, 2002)
                                  P.O. Box 701
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
           (name change to U.S. Bank, N.A. effective January 1, 2002)
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 LEGAL COUNSEL
                      Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                  DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                         Farmington, Connecticut 06032

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.